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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: JUNE 30, 2006
                                               -------------


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    LUMINUS MANAGEMENT, LLC
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Address: 1700 BROADWAY
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         35TH FLOOR
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         NEW YORK, NEW YORK 10019
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   PAUL SEGAL
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Title:  MANAGER
        -------
Phone:  212-615-3425
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Signature, Place, and Date of Signing:

  /s/ Paul Segal                  NEW YORK, NY                  August 11, 2006
-----------------                 ------------                 -----------------
   [Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:          0
                                            -

Form 13F Information Table Entry Total:     19
                                            --

Form 13F Information Table Value Total:     $621,709
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                                            (thousands)

List of Other Included Managers:            NONE


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
       COLUMN 1              COLUMN 2        COLUMN 3  COLUMN 4              COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                     SHRS OR PRN  SH/ PUT/ INVESTMENT OTHER
NAME OF ISSUER               TITLE OF CLASS  CUSIP     VALUE (X1000) AMOUNT       PRN CALL DISCRETION MANAGERS SOLE      SHARED NONE
---------------------------- --------------  --------- ------------- ------------ --- ---- ---------- -------- --------  ------ ----
Aquila Inc                   Common Stock    03840P102       37,191  8,833,920.00  SH      SOLE               8,833,920      0    0
Centerpoint Energy           Common Stock    15189T107       12,500  1,000,000.00  SH      SOLE               1,000,000      0    0
Cheniere Energy              Common Stock    16411R208       15,592    399,800.00  SH      SOLE                 399,800      0    0
CMS Energy Corp              Common Stock    125896100       70,205  5,425,400.00  SH      SOLE               5,425,400      0    0
Constellation Energy Group I Common Stock    210371100       39,145    718,000.00  SH      SOLE                 718,000      0    0
Covanta Holding Corp         Common Stock    22282E102        3,512    199,000.00  SH      SOLE                 199,000      0    0
Deutsche Telekom AG ADR      Sponsored ADR   251566105          241     15,000.00  SH      SOLE                  15,000      0    0
Edison International         Common Stock    281020107       62,693  1,607,500.00  SH      SOLE               1,607,500      0    0
El Paso Electric             Common Stock    283677854        8,687    430,900.00  SH      SOLE                 430,900      0    0
Entergy Corp                 Common Stock    29364G103       56,190    794,200.00  SH      SOLE                 794,200      0    0
Exelon Corp                  Common Stock    30161N101       49,949    878,912.00  SH      SOLE                 878,912      0    0
FPL Group                    Common Stock    302571104       18,294    442,100.00  SH      SOLE                 442,100      0    0
NRG Energy Inc               Common Stock    629377508       60,702  1,259,900.00  SH      SOLE               1,259,900      0    0
Puget Energy Inc             Common Stock    745310102       13,292    618,800.00  SH      SOLE                 618,800      0    0
Reliant Energy Inc.          Common Stock    75952B105       59,690  4,982,500.00  SH      SOLE               4,982,500      0    0
TXU Corp                     Common Stock    873168108       59,862  1,001,200.00  SH      SOLE               1,001,200      0    0
Unisource Energy Corp        Common Stock    909205106       52,946  1,699,700.00  SH      SOLE               1,699,700      0    0
Unisource Energy Corp        Note 4.5% 03/01 909205AB2          487    500,000.00  PRN     SOLE                 500,000      0    0
Vodafone Group PLC           Sponsored ADR   92857W100          533        25,000  SH      SOLE                  25,000      0    0

                                                            621,709                                          30,831,832